Description of Business, Organization, and Basis of Presentation - Schedule of Investment in Significant Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Sincere Fame International Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	British Virgin Islands October 6, 2006
Registered capital	1,230,434
Issued and fully paid up capital	1,230,434
Principal activities	Investment Holding
Sincere Fame International Limited [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Sincere Fame International Limited [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
China Financial Services Group Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong August 28, 2000
Registered capital	100,000,000
Issued and fully paid up capital	100,000,000
Principal activities	Investment Holding
China Financial Services Group Limited [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
China Financial Services Group Limited [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 21, 1999
Registered capital	400,000,000
Issued and fully paid up capital	400,000,000
Principal activities	Investment Holding
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanhua United Investment Group Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 9, 2006
Registered capital	250,000,000
Issued and fully paid up capital	250,000,000
Principal activities	Investment Holding
Shenzhen Fanhua United Investment Group Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanhua United Investment Group Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC January 23, 2003
Registered capital	2,220,000
Issued and fully paid up capital	2,220,000
Principal activities	Micro credit and mortgage agency services
Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Chongqing Fengjie Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 13, 2010
Registered capital	500,000
Issued and fully paid up capital	500,000
Principal activities	Financial consultancy
Chongqing Fengjie Financial Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Chongqing Fengjie Financial Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Chengze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 11, 2006
Registered capital	3,000,000
Issued and fully paid up capital	3,000,000
Principal activities	Software development and maintenance
Guangzhou Chengze Information Technology Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Chengze Information Technology Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 26, 2011
Registered capital	30,000,000
Issued and fully paid up capital	30,000,000
Principal activities	Micro credit and mortgage agency services
Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 15, 2012
Registered capital	300,000,000
Issued and fully paid up capital	300,000,000
Principal activities	Micro credit and mortgage agency services
Shenzhen Fanhua Micro-credit Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanhua Micro-credit Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanhua Fund Management Services Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 8, 2012
Registered capital	5,000,000
Issued and fully paid up capital	5,000,000
Principal activities	Company register service
Shenzhen Fanhua Fund Management Services Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanhua Fund Management Services Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Heze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 16, 2010
Registered capital	20,000,000
Issued and fully paid up capital	20,000,000
Principal activities	Software development and maintenance
Guangzhou Heze Information Technology Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Heze Information Technology Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC February 2, 2012
Registered capital	10,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Software development and maintenance
Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanlian Investment Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 26, 2012
Registered capital	30,000,000
Issued and fully paid up capital	30,000,000
Principal activities	Investment Holding
Shenzhen Fanlian Investment Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanlian Investment Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 4, 2012
Registered capital	10,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Business Advisory
Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 15, 2013
Registered capital	10,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Labor outsourcing services
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Beijing Fanhua Qilin Capital Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 26, 2016
Registered capital	100,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Asset Management
Beijing Fanhua Qilin Capital Management Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Beijing Fanhua Qilin Capital Management Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	96.00%
Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 27, 2017
Registered capital	2,000,000
Issued and fully paid up capital
Principal activities	Financial Consultancy
Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Haikou Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 12, 2020
Registered capital	1,000,000
Principal activities	Financial consultancy
Haikou Fanhua Financial Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Haikou Fanhua Financial Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 8, 2020
Registered capital	1,000,000
Principal activities	Financial consultancy
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua Jinfu (Foshan) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 22, 2020
Registered capital	200,000,000
Principal activities	Financial consultancy
Fanhua Jinfu (Foshan) Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua Jinfu (Foshan) Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Nansha Weisen Technology Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 30, 2020
Registered capital	500,000
Principal activities	Software development and maintenance
Guangzhou Nansha Weisen Technology Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Nansha Weisen Technology Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC April 27, 2022
Registered capital	500,000
Principal activities	Enterprise Management
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Ningbo Lianyi Technological Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 24, 2022
Registered capital	50,000,000
Principal activities	Financial consultancy
Ningbo Lianyi Technological Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Ningbo Lianyi Technological Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 06, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 13, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC April 20, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
ShenfanLian (Qingdao) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 14, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
ShenfanLian (Qingdao) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
ShenfanLian (Qingdao) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua fifteenth District (Zhongshan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 11, 2023
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Fanhua fifteenth District (Zhongshan) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua fifteenth District (Zhongshan) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian eighth District (Tianjin) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 15, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian eighth District (Tianjin) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian eighth District (Tianjin) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian eighth District (Beijing) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 06, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian eighth District (Beijing) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian eighth District (Beijing) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua fourteenth District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 24, 2023
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Fanhua fourteenth District (Shenzhen) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua fourteenth District (Shenzhen) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian seventh District (Nanning) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 07, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian seventh District (Nanning) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian seventh District (Nanning) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian Seventeenth District (Hubei) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 19, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian Seventeenth District (Hubei) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian Seventeenth District (Hubei) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua first District (Huizhou) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 04, 2023
Registered capital	200,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Fanhua first District (Huizhou) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua first District (Huizhou) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian (Foshan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 17, 2023
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian (Foshan) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian (Foshan) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanxianzhi (Shanghai) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 25, 2023
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Fanxianzhi (Shanghai) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanxianzhi (Shanghai) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Hefei Shenfanlian Twelveth District Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 24, 2023
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Hefei Shenfanlian Twelveth District Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Hefei Shenfanlian Twelveth District Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian (Xi'an) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 19, 2023
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian (Xi'an) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian (Xi'an) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian Seventeenth District Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 15, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian Seventeenth District Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian Seventeenth District Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian first district (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 26, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian first district (Shenzhen) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian first district (Shenzhen) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian (Zhengzhou) Enterprise Management Consulting Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 28, 2023
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian (Zhengzhou) Enterprise Management Consulting Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian (Zhengzhou) Enterprise Management Consulting Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian first District (Quanzhou) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 16, 2022
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian first District (Quanzhou) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian first District (Quanzhou) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfan Shilu District (Kunming) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 05, 2023
Registered capital	200,000
Principal activities	Enterprise Management
Shenfan Shilu District (Kunming) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfan Shilu District (Kunming) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanlian (Nanjing) Financial Consulting Services Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 27, 2023
Registered capital	500,000
Principal activities	Financial consultancy
Shenzhen Fanlian (Nanjing) Financial Consulting Services Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanlian (Nanjing) Financial Consulting Services Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua Fifteenth District (Chengdu) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 18, 2023
Registered capital	200,000
Principal activities	Enterprise Management
Fanhua Fifteenth District (Chengdu) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua Fifteenth District (Chengdu) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua Sixteenth District (Tianjin) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC October 18, 2023
Registered capital	200,000
Principal activities	Enterprise Management
Fanhua Sixteenth District (Tianjin) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua Sixteenth District (Tianjin) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC October 30, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanlian Investment (Xi'an) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 20, 2023
Registered capital	500,000
Principal activities	Enterprise Management
Fanlian Investment (Xi'an) Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanlian Investment (Xi'an) Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Mingsheng Capital Management Limited Partnership (LP) [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	theThe PRC January 1, 2024
Registered capital	40,000,000
Principal activities	Financial consultancy
Guangzhou Mingsheng Capital Management Limited Partnership (LP) [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian first district (Nanning) Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 5, 2024
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian first district (Nanning) Enterprise Management Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian first district (Nanning) Enterprise Management Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian sixteenth district(Chengdu) Enterprise Management Co., Ltd. & Shenpanlian Shisi qu (Beijing) Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 29, 2024
Principal activities	Enterprise Management
Fanfu (Nanjing) Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 13, 2024
Registered capital	200,000
Principal activities	Enterprise Management
Fanfu (Nanjing) Enterprise Management Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanfu (Nanjing) Enterprise Management Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shanghai Shenfan Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 16, 2024
Registered capital	200,000
Principal activities	Enterprise Management
Shanghai Shenfan Enterprise Management Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shanghai Shenfan Enterprise Management Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian fourteenth district (Beijing) Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 19, 2024
Registered capital	500,000
Principal activities	Enterprise Management
Shenfanlian fourteenth district (Beijing) Enterprise Management Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian fourteenth district (Beijing) Enterprise Management Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Haikou Fanhua Financial Advisory Co., Ltd. One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 12, 2020
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Haikou Fanhua Financial Advisory Co., Ltd. One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Haikou Fanhua Financial Advisory Co., Ltd. One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 8, 2020
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua Jinfu (Foshan) Co., Ltd. One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 22, 2020
Registered capital	200,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Fanhua Jinfu (Foshan) Co., Ltd. One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua Jinfu (Foshan) Co., Ltd. One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Nansha Weisen Technology Co., Ltd One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 30, 2020
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Software development and maintenance
Guangzhou Nansha Weisen Technology Co., Ltd One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Nansha Weisen Technology Co., Ltd One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC April 27, 2022
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Ningbo Lianyi Technological Advisory Co., Ltd. One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 24, 2022
Registered capital	50,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Ningbo Lianyi Technological Advisory Co., Ltd. One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Ningbo Lianyi Technological Advisory Co., Ltd. One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 06, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 13, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC April 20, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
ShenfanLian (Qingdao) Enterprise Management Co., Ltd One [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 14, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
ShenfanLian (Qingdao) Enterprise Management Co., Ltd One [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
ShenfanLian (Qingdao) Enterprise Management Co., Ltd One [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%